Share capital warrants and subscription receipts	12 Months Ended
Nov. 30, 2024
Disclosure of classes of share capital [abstract]
Share capital warrants and subscription receipts
19.	Share capital, warrants and subscription receipts
Authorized in unlimited number and without par value
Common shares;
Preferred shares, issuable in one or more series.
All issued common shares were fully paid on November 30, 2024 and 2023.
Common shareholders are entitled to receive dividends as declared by the Company at its discretion and are entitled to one vote per share at the Company’s annual meeting of shareholders.
No preferred shares are outstanding.

(a)	Public offering
On January 19, 2021, the Company completed a public offering for the sale and issuance of units. Each unit was comprised of one common share of the Company and one half of one common share purchase warrant of the Company (each whole warrant, a “Public Offering Warrant”) and is classified in Share Capital and Public Offering Warrants within equity. During the year ended November 30, 2023, no Public Offering Warrant were exercised (November 30, 2022 nil and November 30, 2021, 233,400 Public Offering Warrants were exercised for proceeds of $742). At November 30, 2023, there were 8,130,550 Public Offering Warrants outstanding. Four (4) Public Offering Warrants entitled the holder thereof to purchase one (1) common share at an exercise price of $12.72 at any time until January 19, 2024.
The 8,130,550 Public Offering Warrants expired on January 19, 2024.
On October 31, 2023, the Company completed a public offering for the sale and issuance of 12,500,000 common shares at a price of $1.00 per common share for gross proceeds of $12,500. On November 14, 2023, the Company issued 160,000 common shares at a price of $1.00 per common share for gross proceeds of $160 in relation to the partial exercise of the over-allotment option granted as part of the public offering. The Company has also completed a concurrent private placement (the “Concurrent Private Placement”) with IQ of 9,118,184 common shares and 3,381,816 fully-funded, non-voting
subscription receipts, exchangeable at all times into common shares on a one-for-one
basis, in each case, at $1.00 for gross proceeds of $12,500. The subscription receipts were issued to limit the share ownership of the investor to not more than 19.9% of the issued and outstanding common shares and the subscription receipts are exchangeable at any time, provided ownership limitations are respected. The Company has also entered into an investor rights agreement pursuant to which IQ is entitled to nominate one director to the Company’s board of directors for as long as it holds 50% of the common shares purchased pursuant to the Concurrent Private Placement. The cost of the offering amounted to $2,053.

(b)	Milestone oncology

In March 2021, the Company issued 120,482 common s
ha
res under the terms of the acquisition agreement entered into with all of the shareholders of Katana for Katana’s in-licensed
oncology platform. The purchase price for the oncology platform provided for share-based consideration to be issued upon attainment of two milestones. The first milestone was achieved in March 2021. The estimated fair value of the share-based consideration of $668 initially recorded in “Contributed surplus” on the date of the acquisition was reclassified to “Share capital” (Note 13).

(c)	Marathon Warrants
On February 27, 2023, the Company issued to Marathon an aggregate of 5,000,000 common share purchase warrants (the “Marathon Warrants”) exercisable into 1,250,000 common shares, at an exercise price of $5.80. The Marathon Warrants are exercisable for a period of seven years. The Marathon Warrants are not traded on any stock exchange, are transferable only to affiliates of Marathon and may be exercised on a cashless basis. Accordingly, the Marathon Warrants are derivative financial liabilities measured at fair value through profit or loss.
The Marathon Warrants were issued as consideration for various amendments made to the Marathon Credit Agreement, including:

•	An amendment to remove a condition precedent to the disbursement of the Tranche 2 Loan requiring the Company to have filed with the FDA the results of a human factor study before June 30, 2023; and

•	An amendment to allow for the inclusion of a going concern explanatory paragraph in the annual report of the independent registered public accounting firm for the fiscal year ended November 30, 2022.
In consideration of the Fifth Amendment, the Company agreed to reset the exercise price of the 5,000,000 Marathon Warrants, which are now exercisable into 1,250,000 common shares at $2.30 per common share. (Refer to Note 16)

The fair value of the Marathon Warrants was treated as a ca
s
h outflow in testing whether the debt modification was a substantial modification and it was concluded that the modification was not substantial. At the issuance, $2,650 was recorded as a loss on debt modification using the Black-Sholes model using the assumptions set forth in the table below. An amount of $350 was recorded reflecting the increase of fair value of Marathon Warrants for the repricing upon entering into the Fifth Amendment. The derivative financial liability relating to the Marathon Warrants is recorded as a liability on the consolidated statement of financial position and resulted in a gain on fair value remeasurement of $513 for the year ended November 30, 2024 (2023 - $1,525).

	Measurement date as at November 30, 2024	Measurement date as at November 30, 2023	Issuance date measurement

Risk-free interest rate	4.169%	4.326%	3.92%

Expected volatility	91.483%	88.568%	61.985%

Average option life in years	5.25 years	6.25 years	7 years

Share price	$1.21	$1.63	$3.80

Exercise price	$2.30	$2.30	$5.80

The
risk-free
interest rate is based on the implied yield on a Canadian government zero-coupon
issue, with a remaining term equal to the term of the Marathon warrant life. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of the Marathon warrant is based upon the contractual term. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
With the issuance of the Marathon Warrants, the Company incurred transaction costs totalling $196 of which $78 was allocated to the long-term-debt and $118 was recorded as deferred financing costs relating to the available tranches under the long-term debt
.
Deferred financing costs were written off on November 30, 2023 (Note 16).

(d)	ATM program

Under the terms of a sales agreement dated July 23, 2021, the Comp any
was able to issue and sell from time to time its common shares, having an aggregate offering price of up to $50,000, through or to the Agent, as agent or principal, in the United States for a period which ended in December 2023. Sales of the common shares were to be made in transactions that were deemed to be
“at-the-market
distributions“ (“ATM“). In the fourth quarter of 2022, 400,000 common shares (2021 – no common shares) were sold for proceeds of $2,960 under the ATM program. Commission, legal and other costs related to this equity offering were charged directly to equity in the amount of $126 (2021 – nil). The common shares were sold at the prevailing market prices, which resulted in a price of $1.85 per share. Deferred financing costs in the amount of $607 were written off in the statement of net loss of November 30, 2023, in relation to the end of the program in December of 2023 without additional usage.

(e)	DSU plan
On December 10, 2010, the Board of Directors adopted the DSU Plan for the benefit of its directors and officers (the “Beneficiaries”). The goal of the DSU Plan is to increase the Company’s ability to attract and retain high-quality
individuals to act as directors or officers and to better align their interests with those of the shareholders of the Company in the creation of long-term
value. Under the terms of the DSU Plan, Beneficiaries who are directors are entitled to elect to receive all or part of their annual retainer to act as directors in DSUs. Beneficiaries who act as officers are entitled to elect to receive all or part of their annual bonus, if any, in DSUs. The value of a DSU is used to determine the number of DSUs a Beneficiary may be granted or the value to be paid to a Beneficiary upon redemption. This value is equal to the average closing price of the common shares on the Toronto Stock Exchange on the date on which the Company is entitled to grant DSUs, or on the date on which a Beneficiary redeems them, and during the four previous trading days.
DSUs may only be redeemed when a Beneficiary ceases to act as a director or an officer of the Company. Upon redemption, the Company must provide a Beneficiary with an amount in cash equal to the DSU value on the redemption date. Beneficiaries may not sell, transfer or otherwise assign their DSUs or any rights associated therewith other than by will or in accordance with legislation regarding the vesting and partition of successions.

DSUs are totally vested on the grant date. When DSUs are granted to officers as part of their annual bonus, a DSU liability is recorded on the grant dat
e in
lieu of a liability for a cash bonus payment. In the case of directors, the expenses related to DSUs and their liabilities are recognized on the grant date. During the year ended November 30, 2024, nil (2023 – nil; 2022 – $126) was recorded as an expense and is included in general and administrative expenses. The liability related to DSUs is adjusted periodically to reflect any change in the market value of the common shares. As at November 30, 2024, a gain of $9 (2023 – $224; 2022 – 221) was recognized within finance costs (Note 5). As at November 30, 2024, the Company had a total 16,443 DSUs outstanding (2023 – 24,878 DSUs) and a liability related to the DSUs of $20 (2023 – liability of $39).
Cash-settled
forward stock contracts
To protect against fluctuations in the value of DSUs, the Company entered into cash-settled
forward stock contracts. They were not designated as hedging instruments for accounting purposes. As at November 30, 2024, the cash-settled
forward stock contracts outstanding correspond to a total of 16,443 (2023 – 67,535) common shares at a price of $18.87 per share (2023 – $19.47 per share) expiring on December 17, 2025 (2023 – December 18, 2024). As at November 30, 2024, the fair value of cash-settled
forward stock contracts was $21 (2023 – $110) and is recorded in derivative financial assets. During the year ended November 30, 2024, a loss of $23 (2023 -$492; 2022 –$217) related to the change in fair value of derivative financial assets was recognized within finance costs.

(f)	Stock Appreciation Rights
On October 4, 2018, the Board of Directors approved a stock appreciation rights plan (the “SARs Plan”) for its consultants that entitles the grantee to receive a cash payment based on the increase in the stock price of the Company’s common shares from the grant date to the settlement date. The term of a SAR may not exceed 10 years from the grant date. Generally, SARs vest over a period of three years.
For the year ended November 30, 2024, ($65) (2023 – ($22), 2022 – $12) was recorded as share-based
compensation expense (recovery) for the SARs Plan. Since these awards will be cash-settled,
the fair value of SARs granted is estimated at each reporting period using the
Black-Scholes
model and the following weighted average assumptions. The liability is recorded in other liabilities on the statement of financial position.

Granted in 2019 and 2021	Measurement date as at November 30, 2024	Measurement date as at November 30, 2023

Risk-free interest rate	3.09%	3.55%

Expected volatility	92.3%	89.51%

Average option life in years	5.8 years	6.8 years

Share price	$1.21 (CA$1.70)	$1.58 (CA$2.15)

Option exercise price	$16.42 (CA$23.01)	$16.99 (CA$23.07)

The
risk-free
interest rate is based on the implied yield on a Canadian government zero-coupon
issue, with a remaining
term
equal to the expected term of a SAR. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of a SAR is estimated taking into consideration the vesting period on the grant date, the life of a SAR and the average length of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
There were 16,875 SARs outstanding at November 30, 2024. No SARs were granted during the years ended November 30, 2024 and 2023.

(g)	Shareholder rights plan
On March 3, 2022, the Board of Directors approved certain amendments and the renewal of the Company’s shareholder rights plan and, on April 6, 2022, the Company and Computershare Trust Services of Canada entered into an amended and restated shareholder rights plan agreement (the “Rights Plan”). The Rights Plan was approved by the shareholders on May 10, 2022. The Rights Plan is designed to provide adequate time for the Board and the shareholders to assess an unsolicited takeover bid for the Company. In addition, Rights the Plan provides the Board with sufficient time to explore and develop alternatives for maximizing shareholder value if a takeover bid is made, as well as provide shareholders with an equal opportunity to participate in a takeover bid to receive full and fair value for their common shares. The Rights Plan will expire at the close of the Company’s annual meeting of shareholders in 2025 unless the Rights Plan is reconfirmed and approved by shareholders at such meeting.

(g)	Shareholder rights plan (continued)

The rights issued under the Rights Plan are initially attached to and traded with the common shares, and no separate certificate is issued unless a triggering event occurs. The rights become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding common shares without complying with the “Permitted Bid” provisions of the Rights Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Rights Plan, each right (other than those held by the acquiring person) will permit the holder to purchase for the exercise price that number of common shares determined as follows: a value of twice the exercise price divided by the “Market Price” (defined under the Rights Plan as being the average weighted trading price per common share for the 20 consecutive trading days through and including the trading day immediately preceding the relevant date) on the common share acquisition date (defined as “Stock Acquisition Date” under the Rights Plan). The exercise price under the Rights Plan has been set to three (3) times the Market Price.
Under the Rights Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, more than 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, have been tendered, the offeror may take up and pay for the common shares. If more than 50% of the outstanding common shares, other than those owed by the offeror and certain related parties, have been tendered within the above mentioned 105 days period, the offeror must make a public announcement of that fact and the bid must remain open for an additional ten business days from the date of the announcement.

(h)	Stock option plan
The Company has established a stock option plan (the “Option Plan”) under which it can grant its directors, officers, employees, researchers and consultants non-transferable
options (the “Option”) for the purchase of common shares. The exercise date of an Option may not be later than 10 years after the grant date. On March 28, 2023, the Company’s Board of Directors amended the Option Plan to provide, among other things, that the maximum number of common shares that may be issued under the Option Plan (together with any other security-based compensation arrangements) shall not exceed 17% of the issued and outstanding common shares, on a non-diluted
basis. The Option Plan has a “reloading” or “evergreen” feature, so that when Options are exercised, the number of common shares issuable under the Option Plan will be replenished and such exercised Options will be available to be regranted in the future. Shareholders ratified this amendment on May 9, 2023. Generally, the Options vest on the grant date or over a period of up to three years.
As at November 30, 2024, 2,128,406 Options could still be granted by the Company (2023 – 5,762,675, 2022 – 1,091,358) under the Option Plan.
All Options are to be settled by the physical delivery of common shares.

Changes in the number of Options outstanding during the past two years were as follows:

Weighted average exercise price per option

	Number of Options	CA$	US$
Options outstanding in CA$
Options outstanding as at November 30, 2022	1,180,052	$15.92	$11.84
Granted – CA$	792,193	5.16	3.80
Forfeited and expired – CA$	(197,686)	12.34	9.10
Options outstanding as at November 30, 2023	1,774,559	$11.51	$8.48
Granted – CA$	3,338,635	1.75	1.27
Forfeited and expired – CA$	(86,986)	16.85	12.18
Options outstanding as at November 30, 2024 – CA$	5,026,208	$4.98	$3.55
Options exercisable as at November 30, 2024 – CA$	2,444,172	$7.76	$5.54
Options exercisable as at November 30, 2023 – CA$	926,539	$15.19	$11.19

Options outstanding in US$
Options as at November 30, 2022 – US$	106,643	-	10.00
Granted – US$	203,935	-	3.80
Forfeited – US$	(31,209)	-	5.01
Options outstanding as at November 30, 2023 – US$	279,369	$-	$6.02
Granted – US$	420,852	-	1.26
Forfeited – US$	(38,243)	-	5.35
Options outstanding as at November 30, 2024 – US$	661,978	$-	$3.35
Options exercisable as at November 30, 2024 – US$	302,366	$-	$4.37
Options exercisable as at November 30, 2023 – US$	65,692	$-	$9.48

The following table
provides
Option information as at November 30, 2024 (Options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$
1.00 – 4.76	0.71 – 3.40	3,396,135	9,68	1.75	1.25
4.77 – 8.00	3.40 – 5.71	686,201	8.25	5.16	3.68
8.01 – 15.00	5.72 – 10.71	297,530	4.40	11.04	7.88
15.01 – 24.00	10.72 – 17.13	571,091	6.55	16.85	12.02
24.01 – 36.00	17.14 – 25.70	48,075	3.83	33.14	23.65
36.01 – 40.00	25.71 – 28.55	27,176	3.35	38.24	27.29
		5,026,208	8.73	4.98	3.55
The following table provides Option information as at November 30, 2024 (Options outstanding in US$).

Price range		Number of Options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$
	1.00 – 4.76	571,951	9.44	1.93
	4.77 – 15.00	90,027	6.99	12.34

		661,978	9.11	3.35

For the year ended November 30, 2024, $3,612 (2023 - $2,237, 2022 – $3,860) was recorded as share-based
compensation expense for the Option Plan. Unrecognized compensation cost as at November 30, 2024 is $ 1,804 (2023- $ 1,593) and the
period over which the unrecognized compensation cost is expected to be recognized is 1.25 years (2023 – 1.16 years).
Because of black-out periods in effect in fiscal 2024, the Company reserved 2,507,694 options for future issuance. The fair value of options reserved in fiscal 2024 was estimated at the issuance date and was remeasured at each period end until grant date is achieved. Compensation expense was recorded for the reserved options because service commencement had occurred. Reserved options were granted in the third quarter therefore a final measurement was determined at the grant date. The fiscal 2024 expense relating to those options amounted to $1,931, which includes the respective remeasurement adjustment since issuance date.
The fair value of Options granted in 2024 and 2023 was estimated on the grant date using the
Black-Scholes
model and the following weighted average assumptions.

Options granted in CA$		2024	2023
Risk-free interest rate		3.23%	3.33%
Expected volatility		92.3%	64.3%
Average option life in years		9.65 years	9.5 years
Grant-date share price	$	1.25 (CA$1.75)	3.80 (CA$5.16)
Option exercise price	$	1.25 (CA$1.75)	3.80 (CA$5.16)

Options granted in US$		2024	2023
Risk-free interest rate		4.06%	3.92%
Expected volatility		91.5%	62%
Average option life in years		9.65 years	9.5 years
Grant-date share price	$	1.26	3.80
Option exercise price	$	1.26	3.80

The
risk-free
interest rate is based on the implied yield on a Canadian or U.S. government zero-coupon
issue, with a remaining term equal to the expected term of an Option. The volatility is based on the weighted average historical volatility adjusted for changes expected due to publicly available information. The contractual life of an Option is estimated taking into consideration the vesting period on the grant date, the life of the Option and the average period of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since Company policy is to retain all earnings to finance operations and future growth.
The following table summarizes the measurement date weighted average fair value of Options granted during the years ended November 30, 2024 and 2023.

Options granted in CA$	Number of Options granted		Weighted average grant date fair value
2024	3,338,635	$	1.08 (CA$1.52)
2023	792,193	$	2.77 (CA$3.76)

Options granted in US$	Number of Options granted		Weighted average grant date fair value
2024	420,582	$	1.10
2023	203,935	$	2.72
The
Black-Scholes
model used by the Company to calculate the option values was developed to estimate the fair value of freely tradable, fully transferable Options without vesting restrictions, which significantly differs from the Company’s Option grants. This model also requires four highly subjective assumptions, including future stock price volatility and the average Option life, which greatly affect the calculated values
.

(i)	Loss per share
The calculation of basic loss per common share was based on the net loss attributable to common shareholders of the Company of $8,306 (2023 – $23,957, 2022 – $47,237) and a weighted average number of common shares outstanding calculated as follows.

	2024	2023	2022
Issued common shares as at December 1	45,980,019	24,201,582	23,780,417
Effect of subscription receipts	3,381,816	287,223	-
Effect of share options exercised	-	-	3,338
Effect of public issue common shares	-	1,843,517	-
Impact on conversion of convertible unsecured senior notes	-	107	-
Effect of share issue - ATM program	-	-	29,589
Weighted average number of common shares, basic and diluted	49,361,835	26,332,429	23,813,344
For the year ended November 30, 2024, 5,688,186 (2023 – 2,053,928, 2022 – 1,286,695) Options and 5,000,000 Marathon Warrants were excluded from the weighted average number of diluted common shares calculation as their effect would have been anti-dilutive.
The convertible unsecured senior notes were also excluded from the weighted average number of diluted common share calculation for the periods they were outstanding.

(j)	Accumulated other comprehensive income ( loss )

	2024	2023	2022
Unrealized losses on FVOCI financial assets, net of tax	$(42)	$(256)	$(555)
Cumulative exchange difference on translation of foreign operations	940	940	940

	$898	$684	$385